Other Income (Loss) - Summary of Other (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
TIL stock purchase warrants received		$ 6,839
Volatile organic compound emission plant lease (loss) income	$ (417)	24	$ 238
Impairment of marketable securities	(683)	(1,322)	(2,062)
Miscellaneous income	2,666	1,006	9,229
Loss on bond repurchases		(7,699)	(1,759)
Other income (loss)	$ 1,566	$ (1,152)	$ 5,646